Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Less than 12 months
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 90,413
2023
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	78,909
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	72,103
2025
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,116
2026
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 651